Financial Instruments (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Financial Instruments
Conversion component of Convertible Debentures - measured at fair value	$ 745
Convertible Debentures, net of issue expenses - measured at amortized cost	706
ADS issued
Consideration of the Convertible Debentures	$ 1,451